Real Estate Investments And Accumulated Depreciation (Schedule Of Real Estate Investments And Accumulated Depreciation) (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2010 Thornton, CO [Member] years	Dec. 31, 2010 New Bedford, MA [Member] years	Dec. 31, 2010 Covington, LA [Member] years	Dec. 31, 2010 Denham Springs, LA [Member] years	Dec. 31, 2010 Redding, CA [Member] years	Dec. 31, 2010 Sherman Oaks, CA [Member] years	Dec. 31, 2010 Bloomington, IN [Member] years	Dec. 31, 2010 Dallas, TX [Member] years	Dec. 31, 2010 Huntington Beach, CA [Member] years	Dec. 31, 2010 La Palma, CA [Member] years	Dec. 31, 2010 Anaheim, CA [Member] years	Dec. 31, 2010 Luling, TX [Member] years	Dec. 31, 2010 San Antonio, TX [Member] years	Dec. 31, 2010 Victoria, TX [Member] years	Dec. 31, 2010 Houston, TX [Member] years	Dec. 31, 2010 Bensalem, PA [Member] years	Dec. 31, 2010 Portland, OR [Member] years	Dec. 31, 2010 San Diego, CA [Member] years	Dec. 31, 2010 Redding, CA [Member] years	Dec. 31, 2010 Houston, TX [Member] years	Dec. 31, 2010 Bennettsville, SC [Member] years	Dec. 31, 2010 Bossier City, LA [Member] years	Dec. 31, 2010 Bristol, CT [Member] years	Dec. 31, 2010 Cheraw, SC [Member] years	Dec. 31, 2010 Detroit, MI [Member] years	Dec. 31, 2010 Enfield, CT [Member] years	Dec. 31, 2010 Fayetteville, AR [Member] years	Dec. 31, 2010 Fort Lauderdale, FL [Member] years	Dec. 31, 2010 Garden Grove, CA [Member] years	Dec. 31, 2010 Garden Grove, CA [Member] years	Dec. 31, 2010 Idaho Falls, ID [Member]	Dec. 31, 2010 Morgantown, WV [Member]	Dec. 31, 2010 Newington, CT [Member]	Dec. 31, 2010 Petersburg, VA [Member]	Dec. 31, 2010 West Valley City, UT [Member]	Dec. 31, 2010 Poplar Bluff, MO [Member]	Dec. 31, 2010 East Providence, RI [Member]	Dec. 31, 2010 San Dimas, CA [Member]	Dec. 31, 2010 San Dimas, CA [Member]	Dec. 31, 2010 West Springfield, MA [Member]	Dec. 31, 2010 Tucson, AZ [Member]	Dec. 31, 2010 Warwick, RI [Member]	Dec. 31, 2010 Webster, TX [Member]	Dec. 31, 2010 Wichita, KS [Member]	Dec. 31, 2010 Addison, TX [Member]	Dec. 31, 2010 Shenandoah, TX [Member]	Dec. 31, 2010 Richardson, TX [Member]	Dec. 31, 2010 Hill County, TX [Member]	Dec. 31, 2010 Webster, TX [Member]	Dec. 31, 2010 Tomball, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Type of Property						Long term acute care hospital	Long term acute care hospital	Long term acute care hospital	Long term acute care hospital	Long term acute care hospital	Acute care general hospital	Acute care general hospital	Long term acute care hospital	Acute care general hospital	Acute care general hospital	Acute care general hospital	Long term acute care hospital	Rehabilitation hospital	Long term acute care hospital	Acute care general hospital	Acute care general hospital	Long term acute care hospital	Acute care general hospital	Acute care general hospital	Acute care general hospital	Acute care general hospital	Long term acute care hospital	Wellness Center	Acute care general hospital	Long term acute care hospital	Wellness Center	Rehabilitation hospital	Rehabilitation hospital	Acute care general hospital	Medical Office Building	Acute care general hospital	Rehabilitation hospital	Wellness Center	Rehabilitation hospital	Acute care general hospital	Acute care general hospital	Wellness Center	Acute care general hospital	Medical Office Building	Wellness Center	Long term acute care hospital	Wellness Center	Long term acute care hospital	Rehabilitation hospital	Rehabilitation hospital	Rehabilitation hospital	Rehabilitation hospital	Acute care general hospital	Long term acute care hospital	Long term acute care hospital
Initial Costs, Land	$ 94,258					$ 2,130	$ 1,400	$ 821	$ 429		$ 5,290	$ 2,457	$ 1,000	$ 937	$ 937	$ 1,875	$ 811		$ 625	$ 4,757	$ 6,911	$ 3,085	$ 6,550	$ 1,555	$ 3,501	$ 794	$ 900	$ 485	$ 657	$ 1,220	$ 384	$ 909	$ 3,499	$ 5,502	$ 862	$ 1,822		$ 270	$ 1,302	$ 5,516	$ 2,659	$ 209	$ 6,160	$ 1,915	$ 583	$ 920	$ 1,265	$ 988	$ 1,019	$ 2,013	$ 2,033	$ 2,219	$ 1,120	$ 664	$ 1,298
Initial Costs, Buildings	887,967					6,013	19,772	10,238	5,340	19,952	13,587	31,209	13,589	10,907	10,907	21,814	9,345	10,198	7,197	56,238	38,185	17,859	15,653	53,863	34,530	15,772	17,818	2,267	19,576	8,687	2,257	18,332	21,939	10,748	7,888	37,467	21,552	1,615	9,121	58,314	38,694	1,265	6,839	5,085	3,185	6,078	759	10,432	18,373	22,531	21,943	17,419	17,882	33,751	23,982
Additions Subsequent to Acquisition, Improvements	2,493					2,237	256
Additions Subsequent to Acquisition, Carrying Costs	5,918							14	49	4,361	31	408	368	3	3	10				1,259	(352)	2,559	77	13	(7,319)					(365)				52	28	4,665							34	18				1	1
Land at Cost	96,894					2,130	1,400	821	429	1,629	5,290	2,576	1,421	937	937	1,875	811		625	5,464	6,912	3,071	6,550	1,555	3,274	794	900	485	657	1,220	384	909	3,499	5,502	862	1,822		270	1,302	5,516	2,659	209	6,160	1,915	583	920	1,265	988	1,019	2,013	2,033	2,219	1,120	664	1,298
Buildings at Cost	893,741					8,250	20,028	10,252	5,389	22,684	13,618	31,498	13,536	10,910	10,910	21,824	9,345	10,198	7,197	56,790	37,832	20,432	15,730	53,876	27,438	15,772	17,818	2,267	19,576	8,322	2,257	18,332	21,940	10,799	7,916	42,132	21,552	1,615	9,121	58,314	38,694	1,265	6,873	5,103	3,185	6,078	759	10,433	18,374	22,531	21,943	17,419	17,882	33,751	23,982
Total at Cost	990,635	934,601	943,700	[1]	614,088	10,380	21,428	11,073	5,818	24,313	18,908	34,074	14,957	11,847	11,847	23,699	10,156	10,198	7,822	62,254	44,744	23,503	22,280	55,431	30,712	16,566	18,718	2,752	20,233	9,542	2,641	19,241	25,439	16,301	8,778	43,954	21,552	1,885	10,423	63,830	41,353	1,474	13,033	7,018	3,768	6,998	2,024	11,421	19,393	24,544	23,976	19,638	19,002	34,414	25,280
Accumulated Depreciation	$ 68,662	$ 47,965				$ 1,068	$ 3,159	$ 1,431	$ 686	$ 2,919	$ 1,706	$ 3,435	$ 1,466	$ 1,136	$ 1,136	$ 2,273	$ 954	$ 1,041	$ 735	$ 5,742	$ 3,670	$ 1,815	$ 1,439	$ 4,613	$ 2,312	$ 1,085	$ 1,222	$ 429	$ 1,345	$ 624	$ 427	$ 1,146	$ 1,465	$ 574	$ 413	$ 2,741	$ 2,010	$ 308	$ 570	$ 3,895	$ 2,584	$ 241	$ 358	$ 266	$ 608	$ 418	$ 144	$ 717	$ 1,262	$ 282	$ 274	$ 218	$ 300
Date of Construction						1962	1942	1984	1960	1991	1956	2006	2006	1965	1971	1964	2002	1987	1998	2006	2006	1964	1964	1974	1960	1984	1982	1975	1982	1956	1974	1991	1985	1982	1982	2002	1989	1979	2006	1980	1980	1979	1972	1979	1976	1987	1979	1986	1992	2008	2008	2008	1980	2004	2005
Date Acquired						August 17, 2004	August 17, 2004	June 9, 2005	June 9, 2005	June 30, 2005	December 30, 2005	August 8, 2006	September 5, 2006	November 8, 2006	November 8, 2006	November 8, 2006	December 1, 2006	December 1, 2006	December 1, 2006	December 1, 2006	March 19, 2007	April 18, 2007	May 9, 2007	August 10, 2007	August 10, 2007	April 1, 2008	April 1, 2008	April 22, 2008	April 1, 2008	May 22, 2008	April 22, 2008	July 14, 2008	April 22, 2008	November 25, 2008	November 25, 2008	April 1, 2008	May 19, 2008	April 22, 2008	July 1, 2008	April 22, 2008	April 22, 2008	April 22, 2008	November 25, 2008	November 25, 2008	April 22, 2008	April 1, 2008	April 22, 2008	April 1, 2008	April 4, 2008	June 17, 2010	June 17, 2010	June 17, 2010	September 17, 2010	December 21, 2010	December 21, 2010
Life on which depreciation in latest income statements is computed (Years)						40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	10	40	40	10	40	40	40	40	40,000	40,000	10,000	40,000	40,000	40,000	10,000	40,000	40,000	10,000	40,000	10,000	40,000	40,000	40,000	40,000	40,000	15,000	40,000	40,000

[1]	Includes real estate cost included in real estate held for sale of $72,691 and $87,807 for 2009 and 2008, respectively. Excludes intangible lease assets that are included in real estate held for sale of $24,487 and $24,615 for 2009 and 2008, respectively.